Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Foreign currency translation adjustments	$ 3,231	$ 2,841
Accumulated other comprehensive income	$ 3,231	$ 2,841